Schwab Balanced Fund™
Investment objective
The fund seeks capital growth and income.
Fund fees and expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees	Schwab Balanced Fund TM
Redemption fee (as a % of the amount sold or exchanged within 30 days of purchase)	2.00%

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses		Schwab Balanced Fund TM
Management fees		none
Distribution (12b-1) fees		none
Other Expenses		0.20%
Acquired fund fees and expenses (AFFE)	[1]	0.74%
Total annual fund operating expenses	[1]	0.94%
Less expense reduction		(0.20%)
Total annual fund operating expenses (including AFFE) after expense reduction	[1][2]	0.74%
[1]	The total annual fund operating expenses in the fee table may differ from the expense ratios in the fund's "Financial highlights" because the financial highlights include only the fund's direct operating expenses and do not include acquired fund fees and expenses (AFFE), which reflect the estimated amount of the fees and expenses incurred indirectly by the fund through its investments in the underlying funds during its prior fiscal year.
[2]	The investment adviser and its affiliates have agreed to limit the total annual fund operating expenses (excluding interest, taxes and certain non-routine expenses) of the fund to 0.00% for so long as the investment adviser serves as the adviser to the fund. This agreement may only be amended or terminated with the approval of the fund's Board of Trustees. This agreement is limited to the fund's direct operating expenses and does not apply to AFFE.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The figures are based on total annual fund operating expenses (including AFFE) after expense reduction. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.
Expenses on a $10,000 investment
Expense Example (USD $)	1 year	3 years	5 years	10 years
Schwab Balanced Fund TM	76	237	411	918

Portfolio turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 8% of the average value of its portfolio.
Principal investment strategies

To pursue its goal, the fund generally invests in a diversified group of other Schwab and/or Laudus Funds (the “underlying funds”) in accordance with its target portfolio allocation. The fund’s target allocation is intended to allocate investments among various asset classes such as equity, fixed income and money market funds. Each underlying fund invests its assets in a different segment of the stock or bond market in accordance with its own investment objectives and policies. Normally, the fund invests 55-65% of its assets in equity securities (including stocks and equity funds) and 35-45% in fixed income securities (including bonds and fixed income funds), money market funds, cash or cash equivalents. This allocation is designed to provide a mix of the growth opportunities of stock investing with the income opportunities of bonds and other fixed income securities. Under normal circumstances, the fund will invest at least 25% of its assets in equity securities and at least 25% of its assets in fixed income securities.

Within the stock fund allocation, the portfolio manager typically allocates the fund’s investments among underlying large-cap and small-cap stock funds, but may also invest in international stock funds or other equity funds with an international component, including underlying funds with some exposure to emerging market securities.

Within the bond fund allocation, the portfolio manager allocates investments among underlying bond funds based on a number of factors including total return potential and the maturities and credit quality of their holdings.

The fund intends to invest in a combination of underlying funds; however, the fund may invest a portion of its assets directly in equity and fixed income securities, as well as other mutual funds or exchange traded funds (ETFs) to maintain its asset allocations. The underlying funds may invest in derivatives, principally futures contracts. For temporary defensive purposes during unusual economic or market conditions or for liquidity purposes, the fund may invest up to 100% of its assets directly in cash, money market instruments, repurchase agreements and other short-term obligations. When the fund engages in such activities, it may not achieve its investment objective.

Principal risks

The fund is subject to risks, any of which could cause an investor to lose money. The fund’s principal risks include:

Asset Allocation Risk. The fund is subject to asset allocation risk, which is the risk that the selection of the underlying funds and the allocation of the fund's assets among the various asset classes and market segments will cause the fund to underperform other funds with a similar investment objective.

Market Risk. Stock and bond markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of your investment in the fund will fluctuate, which means that you could lose money.

Underlying Fund Investment Risk. The value of your investment in the fund is based primarily on the prices of the underlying funds that the fund purchases. In turn, the price of each underlying fund is based on the value of its securities. Before investing in the fund, investors should assess the risks associated with the underlying funds in which the fund may invest and the types of investments made by those underlying funds. These risks include any combination of the risks described below, although the fund's exposure to a particular risk will be proportionate to the fund's overall asset allocation and underlying fund allocation.

• Investment Risk. An investment in an underlying fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund may experience losses with respect to its investment in an underlying fund. Further, there is no guarantee that an underlying fund will be able to achieve its objective.

• Management Risk. The underlying funds are actively managed mutual funds. Any actively managed mutual fund is subject to the risk that its investment adviser (or sub-adviser) will make poor security selections. An underlying fund's adviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results.

• Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.

• Large- and Mid-Cap Risk. Both large- and mid-cap stocks tend to go in and out of favor based on market and economic conditions. However, stocks of mid-cap companies tend to be more vulnerable to adverse business or economic events than larger more established companies. During a period when large- and mid-cap U.S. stocks fall behind other types of investments — small-cap stocks, for instance — an underlying fund's large- and mid-cap holdings could reduce performance.

• Small-Cap Risk. Historically, small-cap stocks have been riskier than large- and mid-cap stocks, and their prices may move sharply, especially during market upturns and downturns. Small-cap companies may be more vulnerable to adverse business or economic events than larger, more established companies. During a period when small-cap stocks fall behind other types of investments — large-cap and mid-cap stocks, for instance — an underlying fund's small-cap holdings could reduce performance.

• Growth Investing Risk. An underlying fund’s investments in growth stocks can be volatile. Growth companies usually invest a high portion of earnings in their businesses and may lack the dividends of value stocks that can cushion stock prices in a falling market. The prices of growth stocks are based largely on projections of the issuer’s future earnings and revenues. If a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically. Growth stocks may also be more expensive relative to their earnings or assets compared to value or other stocks.

• Fixed Income Risk. Interest rates rise and fall over time, which will affect an underlying fund's yield and share price. The credit quality of a portfolio investment could also cause a fund's share price to fall. A fund could lose money if the issuer or guarantor of a portfolio investment or the counterparty to a derivatives contract fails to make timely principal or interest payments or otherwise honor its obligations. Fixed income securities may be paid off earlier or later than expected. Either situation could cause a fund to hold securities paying lower-than-market rates of interest, which could hurt the fund's yield or share price. Below investment-grade bonds (junk bonds) involve greater credit risk, are more volatile, involve greater risk of price declines and may be more susceptible to economic downturns than investment-grade securities

• ETF Risk. When an underlying fund invests in an ETF, it will bear a proportionate share of the ETF's expenses. In addition, lack of liquidity in an ETF can result in its value being more volatile than the underlying portfolio of securities.

• Foreign Investment Risk. An underlying fund's investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); differing accounting auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may be heightened in connection with investments in emerging markets.

• Emerging Market Risk. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Such countries often have less uniformity in accounting and reporting requirements, unreliable securities valuation and greater risk associated with the custody of securities. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with an underlying fund's investments in emerging market countries.

• Derivatives Risk. An underlying fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and could cause the fund to lose more than the principal amount invested.

• Leverage Risk. Certain underlying fund transactions, such as derivatives, short sales, reverse repurchase agreements, and mortgage dollar rolls, may give rise to a form of leverage and may expose a fund to greater risk. Leverage tends to magnify the effect of any decrease or increase in the value of a fund's portfolio securities, which means even a small amount of leverage can have a disproportionately larger impact on the fund.

• Liquidity Risk. A particular investment may be difficult to purchase or sell. An underlying fund may be unable to sell illiquid securities at an advantageous time or price.

• Portfolio Turnover Risk. Certain of the underlying funds may buy and sell portfolio securities actively. If they do, their portfolio turnover rate and transaction costs will rise, which may lower the underlying fund's performance and may increase the likelihood of capital gain distributions

• Securities Lending Risk. Certain underlying funds engage in securities lending, which involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent.

Direct Investment Risk. The fund may invest a portion of its assets directly in equity and fixed income securities, a well as other mutual funds or ETFs, to maintain its asset allocations. The fund's direct investment in these securities is subject to the same or similar risks as an underlying fund's investment in the same security.

For more information on the risks of investing in the fund please see the “Fund details” section in the prospectus.

Performance

The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to those of two indices. This information provides some indication of the risks of investing in the fund. All figures assume distributions were reinvested. Keep in mind that future performance (both before and after taxes) may differ from past performance. For current performance information, please see www.schwabfunds.com/prospectus.

Because the fund originally used a different asset allocation strategy and a multi-fund strategy, its performance prior to June 3, 2002 does not reflect the fund’s current strategy and may have been different if it did. From June 3, 2002 to February 28, 2008, the fund used a manager of managers strategy, and, therefore, its performance during this time does not reflect the fund’s current multi-fund strategy and may have been different if it did.

Annual total returns (%) as of 12/31

Best quarter: 11.02% Q2 2003 Worst quarter: (11.45%) Q4 2008
Average Annual Total Returns	Caption	Column	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 Year	5 Years	10 Years
Schwab Balanced Fund TM	Average annual total returns (%) as of 12/31/10
Schwab Balanced Fund TM Before taxes			Before taxes		11.62%	2.67%	3.43%
Schwab Balanced Fund TM After taxes on distributions			After taxes on distributions		11.10%	1.63%	2.62%
Schwab Balanced Fund TM After taxes on distributions and sale of shares			After taxes on distributions and sale of shares		7.66%	1.93%	2.63%
Schwab Balanced Fund TM S&P 500 Index		Comparative Indices	S&P 500® Index	(reflect no deductions for expenses or taxes)	15.06%	2.29%	1.41%
Schwab Balanced Fund TM Barclays Capital U.S. Aggregate Bond Index		Comparative Indices	Barclays Capital U.S. Aggregate Bond Index	(reflect no deductions for expenses or taxes)	6.54%	5.80%	5.84%

The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, IRA or other tax-advantaged account.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Oct 31, 2010
Registrant Name	dei_EntityRegistrantName	SCHWAB CAPITAL TRUST
Central Index Key	dei_EntityCentralIndexKey	0000904333
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr 20, 2011
Document Effective Date	dei_DocumentEffectiveDate	Apr 20, 2011
Prospectus Date	rr_ProspectusDate	Feb 28, 2011
Schwab Balanced Fund TM
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Schwab Balanced Fund™
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks capital growth and income.
Fund fees and expenses	swhgx_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fund fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Redemption fee (as a % of the amount sold or exchanged within 30 days of purchase)	rr_RedemptionFeeOverRedemption	2.00%
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	rr_ManagementFeesOverAssets	none
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.20%
Acquired fund fees and expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.74%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.94%	[1]
Less expense reduction	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)
Total annual fund operating expenses (including AFFE) after expense reduction	rr_NetExpensesOverAssets	0.74%	[1],[2]
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The total annual fund operating expenses in the fee table may differ from the expense ratios in the fund’s “Financial highlights” because the financial highlights include only the fund’s direct operating expenses and do not include acquired fund fees and expenses (AFFE), which reflect the estimated amount of the fees and expenses incurred indirectly by the fund through its investments in the underlying funds during its prior fiscal year.
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The figures are based on total annual fund operating expenses (including AFFE) after expense reduction. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Expenses on a $10,000 investment
1 year	rr_ExpenseExampleYear01	76
3 years	rr_ExpenseExampleYear03	237
5 years	rr_ExpenseExampleYear05	411
10 years	rr_ExpenseExampleYear10	918
Portfolio turnover	swhgx_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 8% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	8.00%
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

To pursue its goal, the fund generally invests in a diversified group of other Schwab and/or Laudus Funds (the “underlying funds”) in accordance with its target portfolio allocation. The fund’s target allocation is intended to allocate investments among various asset classes such as equity, fixed income and money market funds. Each underlying fund invests its assets in a different segment of the stock or bond market in accordance with its own investment objectives and policies. Normally, the fund invests 55-65% of its assets in equity securities (including stocks and equity funds) and 35-45% in fixed income securities (including bonds and fixed income funds), money market funds, cash or cash equivalents. This allocation is designed to provide a mix of the growth opportunities of stock investing with the income opportunities of bonds and other fixed income securities. Under normal circumstances, the fund will invest at least 25% of its assets in equity securities and at least 25% of its assets in fixed income securities.

Within the stock fund allocation, the portfolio manager typically allocates the fund’s investments among underlying large-cap and small-cap stock funds, but may also invest in international stock funds or other equity funds with an international component, including underlying funds with some exposure to emerging market securities.

Within the bond fund allocation, the portfolio manager allocates investments among underlying bond funds based on a number of factors including total return potential and the maturities and credit quality of their holdings.

The fund intends to invest in a combination of underlying funds; however, the fund may invest a portion of its assets directly in equity and fixed income securities, as well as other mutual funds or exchange traded funds (ETFs) to maintain its asset allocations. The underlying funds may invest in derivatives, principally futures contracts. For temporary defensive purposes during unusual economic or market conditions or for liquidity purposes, the fund may invest up to 100% of its assets directly in cash, money market instruments, repurchase agreements and other short-term obligations. When the fund engages in such activities, it may not achieve its investment objective.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	To pursue its goal, the fund generally invests in a diversified group of other Schwab and/or Laudus Funds (the “underlying funds”) in accordance with its target portfolio allocation. The fund’s target allocation is intended to allocate investments among various asset classes such as equity, fixed income and money market funds. Each underlying fund invests its assets in a different segment of the stock or bond market in accordance with its own investment objectives and policies. Normally, the fund invests 55-65% of its assets in equity securities (including stocks and equity funds) and 35-45% in fixed income securities (including bonds and fixed income funds), money market funds, cash or cash equivalents. This allocation is designed to provide a mix of the growth opportunities of stock investing with the income opportunities of bonds and other fixed income securities. Under normal circumstances, the fund will invest at least 25% of its assets in equity securities and at least 25% of its assets in fixed income securities.
Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The fund is subject to risks, any of which could cause an investor to lose money. The fund’s principal risks include:

Asset Allocation Risk. The fund is subject to asset allocation risk, which is the risk that the selection of the underlying funds and the allocation of the fund's assets among the various asset classes and market segments will cause the fund to underperform other funds with a similar investment objective.

Market Risk. Stock and bond markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of your investment in the fund will fluctuate, which means that you could lose money.

Underlying Fund Investment Risk. The value of your investment in the fund is based primarily on the prices of the underlying funds that the fund purchases. In turn, the price of each underlying fund is based on the value of its securities. Before investing in the fund, investors should assess the risks associated with the underlying funds in which the fund may invest and the types of investments made by those underlying funds. These risks include any combination of the risks described below, although the fund's exposure to a particular risk will be proportionate to the fund's overall asset allocation and underlying fund allocation.

• Investment Risk. An investment in an underlying fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund may experience losses with respect to its investment in an underlying fund. Further, there is no guarantee that an underlying fund will be able to achieve its objective.

• Management Risk. The underlying funds are actively managed mutual funds. Any actively managed mutual fund is subject to the risk that its investment adviser (or sub-adviser) will make poor security selections. An underlying fund's adviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results.

• Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.

• Large- and Mid-Cap Risk. Both large- and mid-cap stocks tend to go in and out of favor based on market and economic conditions. However, stocks of mid-cap companies tend to be more vulnerable to adverse business or economic events than larger more established companies. During a period when large- and mid-cap U.S. stocks fall behind other types of investments — small-cap stocks, for instance — an underlying fund's large- and mid-cap holdings could reduce performance.

• Small-Cap Risk. Historically, small-cap stocks have been riskier than large- and mid-cap stocks, and their prices may move sharply, especially during market upturns and downturns. Small-cap companies may be more vulnerable to adverse business or economic events than larger, more established companies. During a period when small-cap stocks fall behind other types of investments — large-cap and mid-cap stocks, for instance — an underlying fund's small-cap holdings could reduce performance.

• Growth Investing Risk. An underlying fund’s investments in growth stocks can be volatile. Growth companies usually invest a high portion of earnings in their businesses and may lack the dividends of value stocks that can cushion stock prices in a falling market. The prices of growth stocks are based largely on projections of the issuer’s future earnings and revenues. If a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically. Growth stocks may also be more expensive relative to their earnings or assets compared to value or other stocks.

• Fixed Income Risk. Interest rates rise and fall over time, which will affect an underlying fund's yield and share price. The credit quality of a portfolio investment could also cause a fund's share price to fall. A fund could lose money if the issuer or guarantor of a portfolio investment or the counterparty to a derivatives contract fails to make timely principal or interest payments or otherwise honor its obligations. Fixed income securities may be paid off earlier or later than expected. Either situation could cause a fund to hold securities paying lower-than-market rates of interest, which could hurt the fund's yield or share price. Below investment-grade bonds (junk bonds) involve greater credit risk, are more volatile, involve greater risk of price declines and may be more susceptible to economic downturns than investment-grade securities

• ETF Risk. When an underlying fund invests in an ETF, it will bear a proportionate share of the ETF's expenses. In addition, lack of liquidity in an ETF can result in its value being more volatile than the underlying portfolio of securities.

• Foreign Investment Risk. An underlying fund's investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); differing accounting auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may be heightened in connection with investments in emerging markets.

• Emerging Market Risk. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Such countries often have less uniformity in accounting and reporting requirements, unreliable securities valuation and greater risk associated with the custody of securities. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with an underlying fund's investments in emerging market countries.

• Derivatives Risk. An underlying fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and could cause the fund to lose more than the principal amount invested.

• Leverage Risk. Certain underlying fund transactions, such as derivatives, short sales, reverse repurchase agreements, and mortgage dollar rolls, may give rise to a form of leverage and may expose a fund to greater risk. Leverage tends to magnify the effect of any decrease or increase in the value of a fund's portfolio securities, which means even a small amount of leverage can have a disproportionately larger impact on the fund.

• Liquidity Risk. A particular investment may be difficult to purchase or sell. An underlying fund may be unable to sell illiquid securities at an advantageous time or price.

• Portfolio Turnover Risk. Certain of the underlying funds may buy and sell portfolio securities actively. If they do, their portfolio turnover rate and transaction costs will rise, which may lower the underlying fund's performance and may increase the likelihood of capital gain distributions

• Securities Lending Risk. Certain underlying funds engage in securities lending, which involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent.

Direct Investment Risk. The fund may invest a portion of its assets directly in equity and fixed income securities, a well as other mutual funds or ETFs, to maintain its asset allocations. The fund's direct investment in these securities is subject to the same or similar risks as an underlying fund's investment in the same security.

For more information on the risks of investing in the fund please see the “Fund details” section in the prospectus.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund is subject to risks, any of which could cause an investor to lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in an underlying fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance	swhgx_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to those of two indices. This information provides some indication of the risks of investing in the fund. All figures assume distributions were reinvested. Keep in mind that future performance (both before and after taxes) may differ from past performance. For current performance information, please see www.schwabfunds.com/prospectus.

Because the fund originally used a different asset allocation strategy and a multi-fund strategy, its performance prior to June 3, 2002 does not reflect the fund’s current strategy and may have been different if it did. From June 3, 2002 to February 28, 2008, the fund used a manager of managers strategy, and, therefore, its performance during this time does not reflect the fund’s current multi-fund strategy and may have been different if it did.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to those of two indices. This information provides some indication of the risks of investing in the fund. All figures assume distributions were reinvested.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that future performance (both before and after taxes) may differ from past performance.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	For current performance information, please see www.schwabfunds.com/prospectus.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.schwabfunds.com/prospectus
Annual total returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Annual total returns (%) as of 12/31
2010	rr_AnnualReturn2010	11.62%
2009	rr_AnnualReturn2009	15.48%
2008	rr_AnnualReturn2008	(22.00%)
2007	rr_AnnualReturn2007	4.63%
2006	rr_AnnualReturn2006	8.44%
2005	rr_AnnualReturn2005	4.96%
2004	rr_AnnualReturn2004	10.44%
2003	rr_AnnualReturn2003	23.21%
2002	rr_AnnualReturn2002	(9.48%)
2001	rr_AnnualReturn2001	(4.97%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 11.02% Q2 2003 Worst quarter: (11.45%) Q4 2008
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.02%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(11.45%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Average annual total returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average annual total returns (%) as of 12/31/10
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, IRA or other tax-advantaged account.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, IRA or other tax-advantaged account.
Schwab Balanced Fund TM | Before taxes
Average annual total returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Before taxes
1 year	rr_AverageAnnualReturnYear01	11.62%
5 years	rr_AverageAnnualReturnYear05	2.67%
10 years	rr_AverageAnnualReturnYear10	3.43%
Schwab Balanced Fund TM | After taxes on distributions
Average annual total returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	After taxes on distributions
1 year	rr_AverageAnnualReturnYear01	11.10%
5 years	rr_AverageAnnualReturnYear05	1.63%
10 years	rr_AverageAnnualReturnYear10	2.62%
Schwab Balanced Fund TM | After taxes on distributions and sale of shares
Average annual total returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	After taxes on distributions and sale of shares
1 year	rr_AverageAnnualReturnYear01	7.66%
5 years	rr_AverageAnnualReturnYear05	1.93%
10 years	rr_AverageAnnualReturnYear10	2.63%
Schwab Balanced Fund TM | S&P 500 Index
Average annual total returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Comparative Indices
Label	rr_AverageAnnualReturnLabel	S&P 500® Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflect no deductions for expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	15.06%
5 years	rr_AverageAnnualReturnYear05	2.29%
10 years	rr_AverageAnnualReturnYear10	1.41%
Schwab Balanced Fund TM | Barclays Capital U.S. Aggregate Bond Index
Average annual total returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Comparative Indices
Label	rr_AverageAnnualReturnLabel	Barclays Capital U.S. Aggregate Bond Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflect no deductions for expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	6.54%
5 years	rr_AverageAnnualReturnYear05	5.80%
10 years	rr_AverageAnnualReturnYear10	5.84%

[1]	The total annual fund operating expenses in the fee table may differ from the expense ratios in the fund's "Financial highlights" because the financial highlights include only the fund's direct operating expenses and do not include acquired fund fees and expenses (AFFE), which reflect the estimated amount of the fees and expenses incurred indirectly by the fund through its investments in the underlying funds during its prior fiscal year.
[2]	The investment adviser and its affiliates have agreed to limit the total annual fund operating expenses (excluding interest, taxes and certain non-routine expenses) of the fund to 0.00% for so long as the investment adviser serves as the adviser to the fund. This agreement may only be amended or terminated with the approval of the fund's Board of Trustees. This agreement is limited to the fund's direct operating expenses and does not apply to AFFE.